Commitments and Contingencies (Commitments) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Rental [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	¥ 42,092
2017	20,441
2018	3,356
2019	1,145
2020 and thereafter	0
Total	67,034
Bandwidth Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	22,781
2017	6,955
2018	0
2019	0
2020 and thereafter	0
Total	29,736
Cooperation with Phoenix TV Group [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	1,526	[1]
2017	0	[1]
2018	0	[1]
2019	0	[1]
2020 and thereafter	0	[1]
Total	1,526	[1]
Content Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	20,398
2017	5,929
2018	2,795
2019	1,587
2020 and thereafter	691
Total	31,400
Property and Equipment, and Intangible Assets [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	193
2017	52
2018	0
2019	0
2020 and thereafter	0
Total	245
Others [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	2,518
2017	200
2018	60
2019	60
2020 and thereafter	25
Total	2,863
2016	89,508
2017	33,577
2018	6,211
2019	2,792
2020 and thereafter	716
Total	¥ 132,804

[1]	The Group and Phoenix TV Group have been involved in various cooperation arrangements, including content sharing, branding and co-promotion, technical support and corporate management (see Note 2(a)). There was no payment for these arrangements until November 2009 when a cooperation agreement was signed between Phoenix TV and the Group to stipulate the cost and expenses charged to the Group for the year 2010 and going forward. Based on the agreement, the Group will pay Phoenix TV 50% of revenue generated from certain contents provided by Phoenix TV Group, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the agreement, and increases by 25% annually. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged. This fixed amount has been included in above table as a commitment to Phoenix TV Group.